PROPERTY, MACHINERY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	June 30, 2021	December 31, 2020
Computer equipment	$23,784	$20,143
Furniture and fixtures	5,407	5,140
Machinery	104,102	—
Subtotal	133,293	25,283
Less accumulated depreciation	(21,395)	(18,741)
Property, machinery and equipment, net	$111,898	$6,542

	2020	2019
Computer equipment	$20,143	$16,358
Furniture and fixtures	5,140	5,140
Subtotal	25,283	21,498
Less accumulated depreciation	(18,741)	(13,986)
Property and equipment, net	$6,542	$7,512